Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of income tax [Abstract]
Major Components Of Tax Expense (Income)
The following table represents the major components of income tax expense (recovery) recognized in net loss for the years ended December 31, 2017 and 2016:

	December 31, 2017	December 31, 2016
Current income tax expense	$11.9	$3.8
Deferred income tax (recovery) expense	(16.3)	6.5
Income tax (recovery) expense recognized in net loss	($4.4)	$10.3

Reconciliation Of Accounting Profit Multiplied By Applicable Tax Rates And Average Effective Tax Rate
The statutory tax rate for 2017 was 25.0% (2016 – 25.0%). The following table reconciles the expected income tax recovery at the Canadian combined statutory income tax rate to the amounts recognized in net loss for the years ended December 31, 2017 and 2016:

	December 31, 2017	December 31, 2016
Earnings (loss) before income taxes	$22.2	($7.6)
Statutory tax rate	25.0%	25.0%
Expected income tax expense (recovery) based on above rates	$5.6	($1.9)
Effect of higher tax rates in foreign jurisdictions	0.3	0.3
Non-deductible expenses	4.9	4.1
Impact of local mining taxes	2.2	5.9
Impact of foreign exchange	(22.5)	(5.1)
Impact of renouncement of flow through share expenditures	2.6	5.3
Withholding tax	1.3	1.1
Change in unrecognized temporary differences	2.6	0.1
Other	(1.4)	0.5
Income tax (recovery) expense	($4.4)	$10.3

Schedule of Change in Deferred Income Tax Liability
The following table reflects the change in deferred income tax liability at December 31, 2017 and December 31, 2016:

	December 31, 2017	December 31, 2016
Balance, beginning of year	$291.0	$284.1
Deferred income tax liability recognized on Richmont Mines acquisition (note 5)	201.5	—
Deferred income tax (recovery) expense recognized in net earnings (loss)	(16.3)	6.5
Deferred income tax expense recognized in OCI	3.5	0.4
Deferred income tax recovery recognized in equity	(2.7)	—
Balance, end of year	$477.0	$291.0

Schedule of Deferred Tax Assets and Liabilities
The following reflects the deferred income tax liability at December 31, 2017 and December 31, 2016:

	December 31, 2017	December 31, 2016
Accounting value of mineral property, plant and equipment in excess of tax value	$409.0	$270.8
Accounting value of inventories in excess of tax value	34.7	36.8
Other taxable temporary differences	58.6	18.1
Non-capital losses carried forward	(25.3)	(34.7)
Deferred income tax liability	$477.0	$291.0